Ivy Funds Variable Insurance Portfolios

Supplement dated August 4, 2014 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 30, 2014

and as supplemented May 15, 2014, May 29, 2014 and July 9, 2014

Portfolio Manager Changes:

The following replaces the “Portfolio Manager” section for Ivy Funds VIP Dividend Opportunities:

Portfolio Manager

Christopher J. Parker, Vice President of WRIMCO, has managed the Portfolio since August 2014.

The following replaces the “Portfolio Manager” section for Ivy Funds VIP Small Cap Value:

Portfolio Manager

Kenneth G. Gau, Vice President of WRIMCO, has managed the Portfolio since August 2014.

The following replaces the “Portfolio Manager” section for Ivy Funds VIP Bond:

Portfolio Managers

Mark Otterstrom, Senior Vice President of WRIMCO, has managed the Portfolio since August 2008, and Susan Regan, Vice President of WRIMCO, has managed the Portfolio since August 2014.

The following replaces the “Portfolio Manager” section for Ivy Funds VIP Limited-Term Bond:

Portfolio Managers

Mark Otterstrom, Senior Vice President of WRIMCO, has managed the Portfolio since its inception in August 2010, and Susan Regan, Vice President of WRIMCO, has managed the Portfolio since August 2014.

The following replaces the “Portfolio Manager” section for Ivy Funds VIP International Growth:

Portfolio Manager

Sarah C. Ross, Vice President of WRIMCO, has managed the Portfolio since August 2014.

The following replaces the “Portfolio Manager” section for Ivy Funds VIP Asset Strategy:

Portfolio Managers

Michael L. Avery, Executive Vice President of WRIMCO, has managed the Portfolio since January 1997, and Chace Brundige, Senior Vice President of WRIMCO, and Cynthia P. Prince-Fox, Senior Vice President of WRIMCO, have managed the Portfolio since August 2014.

The following replaces the “Portfolio Manager” section for Ivy Funds VIP Balanced:

Portfolio Manager

Matthew A. Hekman, Vice President of WRIMCO, has managed the Portfolio since August 2014.

The following replaces the “The Management of the Portfolios — Portfolio Management” section for Ivy Funds VIP Asset Strategy:

Ivy Funds VIP Asset Strategy: Michael L. Avery, F. Chace Brundige and Cynthia P. Prince-Fox are primarily responsible for the day-to-day management of Ivy Funds VIP Asset Strategy. Mr. Avery has held his responsibilities for Ivy Funds VIP Asset Strategy since January 1997. He is Executive Vice President of WRIMCO and Ivy Investment Management Company (IICO), an affiliate of WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Avery has served as President of Waddell & Reed Financial, Inc. (WDR), since January 2010. He formerly served as Chief Investment Officer (CIO) of WDR from June 2005 until February 2011 and

Supplement	Prospectus	1

formerly served as CIO of WRIMCO and IICO from June 2005 until August 2010. Mr. Avery has also served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for IICO and for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Brundige has held his responsibilities for Ivy Funds VIP Asset Strategy since August 2014. In 2003, he joined WRIMCO as an assistant portfolio manager for the large cap growth equity team, and became a portfolio manager in February 2006. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Brundige holds a BS degree in finance from Kansas State University, and has earned an MBA with an emphasis in finance and accounting from the University of Chicago Graduate School of Business. Mr. Brundige is a Chartered Financial Analyst.

Ms. Prince Fox has held her responsibilities for Ivy Funds VIP Asset Strategy since August 2014. She is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. In addition, Ms. Prince-Fox served as Chief Investment Officer of Austin, Calvert & Flavin, Inc., a former affiliate of WRIMCO, from November 2004 to July 2009 and, previously, as Co-Chief Investment Officer for Austin, Calvert & Flavin, Inc. from February 2002 to November 2004. She has also served as portfolio manager for investment companies managed by WRIMCO since January 1993. Ms. Prince-Fox earned a BBA degree in Finance from St. Mary’s University at San Antonio, Texas, and has earned an MBA with an emphasis in Finance from Rockhurst College.

The following replaces the “The Management of the Portfolios — Portfolio Management” section for Ivy Funds VIP Balanced:

Ivy Funds VIP Balanced: Matthew A. Hekman is primarily responsible for the day-to-day management of Ivy Funds VIP Balanced and has held his Portfolio responsibilities since August 2014. Mr. Hekman is Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. He joined Waddell & Reed in June 2003 as a performance analyst, and joined the large-cap value team as assistant portfolio manager in September 2011. Mr. Hekman graduated from Dordt College in 1998 with a BA in business administration and earned an MBA with an emphasis in finance from the University of Kansas in 2003. He is a member of the CFA Institute.

The following replaces the “The Management of the Portfolios — Portfolio Management” section for Ivy Funds VIP Bond:

Ivy Funds VIP Bond: Mark Otterstrom and Susan Regan are primarily responsible for the day-to-day management of Ivy Funds VIP Bond. Mr. Otterstrom has held his responsibilities for Ivy Funds VIP Bond since August 2008. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. He has served as portfolio manager for investment companies managed by WRIMCO since June 2000, and has been an employee of such since May 1987. Mr. Otterstrom earned a BS in finance from the University of Tulsa, and an MBA in finance from the University of Missouri at Kansas City. He is a Chartered Financial Analyst.

Ms. Regan has held her responsibilities for Ivy Funds VIP Bond since August 2014. She is Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Ms. Regan joined Waddell & Reed in November 2007 as a fixed-income investment analyst and trader. She was appointed assistant vice president and assistant portfolio manager in January 2010. She earned a BA in economics in May 1984 and an MA in economics in December 1985 from the University of Missouri-Columbia.

The following replaces the “The Management of the Portfolios — Portfolio Management” section for Ivy Funds VIP Dividend Opportunities:

Ivy Funds VIP Dividend Opportunities: Christopher J. Parker is primarily responsible for the day-to-day management of Ivy Funds VIP Dividend Opportunities, and has held his Portfolio responsibilities since August 2014. Mr. Parker is Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. He joined Waddell & Reed in January 2008 as an investment analyst and has served as portfolio manager for investment companies managed by WRIMCO and IICO since September 2011. He earned a BS degree in Finance from Boston College and an MBA with concentrations in Finance and Management /Strategy from Northwestern University, Kellogg Graduate School of Management. Mr. Parker is a Chartered Financial Analyst.

2	Prospectus	Supplement

The following replaces the “The Management of the Portfolios — Portfolio Management” section for Ivy Funds VIP International Growth:

Ivy Funds VIP International Growth: Sarah C. Ross is primarily responsible for the day-to-day management of Ivy Funds VIP International Growth. Ms. Ross has held her responsibilities for Ivy Funds VIP International Growth since August 2014. Ms. Ross is Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. She joined WRIMCO in October 2003 as an investment analyst, with industry responsibilities concentrated in biotechnology, healthcare equipment and supplies, pharmaceuticals, and life sciences tools and services. Ms. Ross became an assistant portfolio manager with the large cap growth equity team in February 2006. She holds a BS degree in business administration and a BA degree in French from John M. Olin School of Business, Washington University, St. Louis, Missouri, and also studied global finance, French society, international marketing and corporate law at Ecole Europeene Des Affaires A Paris, Paris, France. Ms. Ross is a Chartered Financial Analyst, a member of the CFA Institute and a member of the St. Louis Society of Financial Analysts.

The following replaces the “The Management of the Portfolios — Portfolio Management” section for Ivy Funds VIP Limited-Term Bond:

Ivy Funds VIP Limited-Term Bond: Mark Otterstrom and Susan Regan are primarily responsible for the day-to-day management of Ivy Funds VIP Limited-Term Bond. Mr. Otterstrom has held his Portfolio responsibilities since the inception of the Portfolio in August 2010, and Ms. Regan has held her Portfolio responsibilities since August 2014. Mr. Otterstrom and Ms. Regan are also the portfolio managers for Ivy Funds VIP Bond, and their biographical information is listed in the disclosure for Ivy Funds VIP Bond.

The following replaces the “The Management of the Portfolios — Portfolio Management” section for Ivy Funds VIP Small Cap Value:

Ivy Funds VIP Small Cap Value: Kenneth G. Gau is primarily responsible for the day-to-day management of Ivy Funds VIP Small Cap Value, and has held his Portfolio responsibilities since August 2014. Mr. Gau is Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for another investment company for which IICO serves as investment manager. He joined Waddell & Reed in June 2000 as an investment analyst and joined the small-cap growth team as assistant portfolio manager in March 2006. Mr. Gau graduated from The Pennsylvania State University Smeal College of Business Administration in May 1994 with a BS in finance and earned an MBA from Cornell University Johnson Graduate School of Management in May 2000.

Other Changes:

The following replaces the third paragraph under the “The Management of the Portfolios — Portfolio Management” section:

Currently, only shareholders of Micro Cap Growth and the Managed Volatility Portfolios have approved the use of the Order. Accordingly, only Micro Cap Growth and the Managed Volatility Portfolios may rely on the Order. If shareholders of other Portfolios approve the use of the Order in the future, then those Portfolios also may rely on the Order.

The following replaces the last paragraph of the “The Management of the Portfolios — Management and Other Fees” section:

In addition to commissions, Nationwide Life Insurance Company (Nationwide) and Minnesota Life Insurance Company (Minnesota Life) each pay Waddell & Reed, Inc. (Waddell & Reed) compensation for providing administrative and marketing services. Nationwide pays compensation to Waddell & Reed on a monthly basis in an amount equal to 0.232% annually of the average daily account value of all variable annuity assets for Nationwide products distributed by Waddell & Reed prior to January 1, 2012, and 0.22% annually of the average daily account value of all variable annuity assets for Nationwide products distributed by Waddell & Reed after January 1, 2012. Minnesota Life pays compensation to Waddell & Reed on a quarterly basis in an amount equal to 0.22% annually of the average daily account value of all variable annuity assets.

Supplement	Prospectus	3